N-2	Mar. 13, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001377936
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Saratoga Investment Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):

Sales load paid	1.50	%(1)
Offering expenses borne by us	0.30	%(2)
Dividend reinvestment plan expenses	None	(3)

Total stockholder transaction expenses paid	1.80%
(1)	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)	The offering expenses of this offering are estimated to be approximately $1,200,000, of which we have incurred an estimated $748,000 as of March 10, 2026.
(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”

Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.30%	[2]
Other Transaction Expenses [Percent]	1.80%
Annual Expenses [Table Text Block]

Annual estimated expenses (as a percentage of average net assets attributable to common stock for the fiscal quarter ended November 30, 2025):

Management fees	4.35	%(4)
Incentive fees payable under the Management Agreement	2.40	%(5)
Interest payments on borrowed funds	13.02	%(6)
Other expenses	2.87	%(7)
Total annual expenses	22.74	%(8)
(4)	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
(5)	The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. We estimate this as zero for purposes of this table as these fees are difficult to predict, as they are based on capital gains and losses.

(6)	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 13.02% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the special purpose vehicle financing credit facility with Live Oak Banking Company (the “Live Oak Credit Facility”) and the special purpose vehicle financing credit facility with Valley National Bank (the “Valley Credit Facility”). The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of the Valley Credit Facility, the Live Oak Credit Facility, the SBA debentures, 4.375% notes due 2026 (the “4.375% 2026 Notes”), the 4.35% notes due 2027 (the “4.35% 2027 Notes”), the 6.00% notes due 2027 (the “6.00% 2027 Notes”), the 6.25% notes due 2027, the 8.00% notes due 2027 (the “8.00% 2027 Notes”), the 8.125% 2027 Notes (the “8.125% 2027 Notes”), the 8.50% notes due 2028 (the “8.50% 2028 Notes”) , and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. The foregoing also gives effect to (i) the 4.375% 2026 Notes being paid off at maturity on February 28, 2026, (ii) the issuance of the 7.25% notes due 2030 (the “7.25% 2030 Notes”) subsequent to fiscal quarter ended November 30, 2025 on January 23, 2026, and (iii) the issuance of the 7.50% notes due 2031 subsequent to fiscal quarter ended November 30, 2025 on February 6, 2026. On April 16, 2018, our board of directors, including a majority of independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business” in Part I, Item 1 and “Risk Factors — Risks Related to Our Business and Structure — Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K.
(7)	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement,” in the accompanying prospectus.
(8)	This figure includes all of the fees and expenses of our wholly owned subsidiaries, the SBIC Subsidiaries, SIF II, SIF III, except SLF JV. As SLF JV is structured as a private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.

Management Fees [Percent]	4.35%	[3]
Interest Expenses on Borrowings [Percent]	13.02%	[4]
Dividend and Interest Expenses on Short Sales [Percent]	0.00%	[5]
Incentive Fees [Percent]	2.40%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.87%	[7]
Total Annual Expenses [Percent]	22.74%	[8]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical $1,000 investment in our common stock, assuming an asset coverage ratio of 168.4% (the Company’s actual asset coverage as of November 30, 2025) and total annual expenses of 22.74% of net assets attributable to common stock as set forth in the fees and expenses table above, and (x) a 5.0% annual return resulting entirely from net realized capital gains (none of which is subject to the incentive fee) and (y) a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains). Transaction expenses are included in the following example. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including cost of debt, if any, and other expenses) may be greater or less than those shown.

You would pay the following expenses on a $1,000 investment in our common stock	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return resulting entirely from net realized capital gains (none of which is subject to the capital gains incentive fee)(1)	$233	$735	$1,288	$2,931
Assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains)(2)	$243	$766	$1,343	$3,057
(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Saratoga Investment Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Saratoga Investment Corp.

Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement,” in the accompanying prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Saratoga Investment Advisors

General

Saratoga Investment Advisors was formed in 2010 as a Delaware limited liability company and became our investment adviser in July 2010. Saratoga Investment Advisors is led by four principals, Christian L. Oberbeck, Michael J. Grisius, Thomas V. Inglesby, and Charles G. Phillips, with over 38, 33, 39, and 28 years of experience in leveraged finance, respectively, and the Chief Financial Officer, Chief Compliance Officer, Treasurer, and Secretary, Henri J. Steenkamp, who has 26 years of experience in financial services and leveraged finance. Saratoga Investment Advisors is affiliated with Saratoga Partners, a middle-market private equity investment firm. Saratoga Partners was established in 1984 to be the middle-market private investment arm of Dillon Read & Co. Inc. and has been independent of Dillon Read & Co. Inc. and its successor entity, SBC Warburg Dillon Read, since 1998. Saratoga Partners has a 36-year history of private investments in middle-market companies and focuses on public and private equity, preferred stock, and senior and mezzanine debt investments.

Our Relationship with Saratoga Investment Advisors

We utilize the personnel, infrastructure, relationships and experience of Saratoga Investment Advisors to enhance the growth of our business. We currently have no employees and each of our executive officers is also an officer of Saratoga Investment Advisors.

We have entered into an investment advisory and management agreement (the “Management Agreement”) with Saratoga Investment Advisors. Pursuant to the 1940 Act, the initial term of the Management Agreement was for two years from its effective date of July 30, 2010, with automatic, one-year renewals, to be approved at an in-person meeting of the board of directors, a majority of whom must be independent directors. Our board of directors approved the renewal of the Management Agreement for an additional one-year term at an in-person meeting held on July 7, 2025. Pursuant to the Management Agreement, Saratoga Investment Advisors implements our business strategy on a day-to-day basis and performs certain services for us under the direction of our board of directors. Saratoga Investment Advisors is responsible for, among other duties, performing all of our day-to-day functions, determining investment criteria, sourcing, analyzing and executing investment transactions, asset sales, financings and performing asset management duties.

Saratoga Investment Advisors has formed an investment committee to advise and consult with its senior management team with respect to our investment policies, investment portfolio holdings, financing and leveraging strategies and investment guidelines. We believe that the collective experience of the investment committee members across a variety of fixed income asset classes will benefit us. The investment committee must unanimously approve all investments in excess of $1.0 million made by us. In addition, all sales of our investments must be approved by all four of our investment committee members. The current members of the investment committee are Messrs. Oberbeck, Grisius, Inglesby, and Phillips.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the risk factors set forth below, the risk factors incorporated by reference in the accompanying prospectus, and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, before making an investment in the Company’s common stock. If any of the risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Note about Forward-Looking Statements” in this prospectus supplement and the section titled “Special Note Regarding Forward-Looking Statements” in the accompanying prospectus.

Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.

Rights of holders of our common stock are subordinated to the rights of holders of our indebtedness and to the rights of holders of our preferred stock. Therefore, dividends, distributions and other payments to holders of our common stock in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness or our preferred stock. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of our equity securities.

Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.

Rights of holders of our common stock are subordinated to the rights of holders of our indebtedness and to the rights of holders of our preferred stock. Therefore, dividends, distributions and other payments to holders of our common stock in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness or our preferred stock. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of our equity securities.

Assuming a 5% annual return resulting entirely from net realized capital gains (none of which is subject to the capital gains incentive fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 233	[9]
Expense Example, Years 1 to 3	735	[9]
Expense Example, Years 1 to 5	1,288	[9]
Expense Example, Years 1 to 10	2,931	[9]
Assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	243	[10]
Expense Example, Years 1 to 3	766	[10]
Expense Example, Years 1 to 5	1,343	[10]
Expense Example, Years 1 to 10	$ 3,057	[10]

[1]	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The offering expenses of this offering are estimated to be approximately $1,200,000, of which we have incurred an estimated $748,000 as of March 10, 2026.
[3]	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
[4]	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 13.02% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the special purpose vehicle financing credit facility with Live Oak Banking Company (the “Live Oak Credit Facility”) and the special purpose vehicle financing credit facility with Valley National Bank (the “Valley Credit Facility”). The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of the Valley Credit Facility, the Live Oak Credit Facility, the SBA debentures, 4.375% notes due 2026 (the “4.375% 2026 Notes”), the 4.35% notes due 2027 (the “4.35% 2027 Notes”), the 6.00% notes due 2027 (the “6.00% 2027 Notes”), the 6.25% notes due 2027, the 8.00% notes due 2027 (the “8.00% 2027 Notes”), the 8.125% 2027 Notes (the “8.125% 2027 Notes”), the 8.50% notes due 2028 (the “8.50% 2028 Notes”) , and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. The foregoing also gives effect to (i) the 4.375% 2026 Notes being paid off at maturity on February 28, 2026, (ii) the issuance of the 7.25% notes due 2030 (the “7.25% 2030 Notes”) subsequent to fiscal quarter ended November 30, 2025 on January 23, 2026, and (iii) the issuance of the 7.50% notes due 2031 subsequent to fiscal quarter ended November 30, 2025 on February 6, 2026. On April 16, 2018, our board of directors, including a majority of independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business” in Part I, Item 1 and “Risk Factors — Risks Related to Our Business and Structure — Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K.
[5]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
[6]	The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. We estimate this as zero for purposes of this table as these fees are difficult to predict, as they are based on capital gains and losses.

[7]	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement,” in the accompanying prospectus.
[8]	This figure includes all of the fees and expenses of our wholly owned subsidiaries, the SBIC Subsidiaries, SIF II, SIF III, except SLF JV. As SLF JV is structured as a private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.
[9]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[10]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.